GMO U.S. Treasury Fund Expense Example - GMO U.S. Treasury Fund	Feb. 28, 2026 USD ($)
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	36
Expense Example, with Redemption, 5 Years	65
Expense Example, with Redemption, 10 Years	151
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	36
Expense Example, with Redemption, 5 Years	65
Expense Example, with Redemption, 10 Years	151
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	149
Expense Example, with Redemption, 10 Years	$ 340